Offering - Additional Information (Details) - USD ($)				12 Months Ended
	Oct. 12, 2024	Aug. 30, 2024	Aug. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 06, 2024	May 31, 2024	May 08, 2024
Class of Stock [Line Items]
Exercise price of warrants				$ 11.5
Warrants redemption covenant, threshold trading days				20 days
Underwriting discount per public unit paid in cash		$ 0.03
Public Units
Class of Stock [Line Items]
Issuance/ Sale of ordinary shares, shares		20,000,000
Sale of stock price per unit		$ 10
Sale of units description		Each public unit consists of one public share, $0.0001 par value, and one public warrant.
Common stock, par value		$ 0.0001
Sale of units in private placement		20,000,000
Over Allotment Option
Class of Stock [Line Items]
Underwriters over allotment options period	45 days		45 days
Underwriters over allotment options expiration date	Oct. 12, 2024
Over Allotment Option | Maximum
Class of Stock [Line Items]
Option to purchase additional public units to cover over-allotments	3,000,000
Private Placement
Class of Stock [Line Items]
Percentage of share owned by certain non managing investors after offering		40.00%
Public Warrants
Class of Stock [Line Items]
Exercise price of warrants		$ 11.5
Number of fractional shares issued upon exercise of public warrants		0
Period after business combination when warrants become exercisable				30 days
Period after offering when warrants become exercisable				12 months
Warrants exercisable expiration period after completion of business combination				5 years
Period allotted to complete the business combination				21 months
Net cash settlement value of warrants				$ 0
Redemption price per warrant		$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days
Minimum price per share required for redemption of warrants		18
Warrants redemption covenant, threshold trading days				20 days
Warrants redemption covenant, threshold consecutive trading days				30 days
Class B Ordinary Shares
Class of Stock [Line Items]
Sale of stock price per unit						$ 0.01		$ 0.0001
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.00588235	$ 0.0001
Class B Ordinary Shares | Private Placement
Class of Stock [Line Items]
Sale of stock price per unit		$ 1.15
Sale of units in private placement		2,826,087